Interest rate risk (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date

31 December 2016	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,991	—	—	—	—	111	2,102
Securities purchased under agreement to resell	149	—	—	—	—	—	149
Short-term investments	135	385	—	—	—	—	520
Investments	1,343	15	81	704	2,251	6	4,400
Loans	3,339	53	57	81	38	2	3,570
Other assets	—	—	—	—	—	363	363
Total assets	6,957	453	138	785	2,289	482	11,104

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	711	711
Demand deposits	5,828	—	—	—	—	2,385	8,213
Term deposits	1,492	166	92	71	—	—	1,821
Other liabilities	—	—	—	—	—	242	242
Long-term debt	92	—	—	25	—	—	117
Total liabilities and shareholders' equity	7,412	166	92	96	—	3,338	11,104

Interest rate sensitivity gap	(455)	287	46	689	2,289	(2,856)	—
Cumulative interest rate sensitivity gap	(455)	(168)	(122)	567	2,856	—	—

31 December 2015	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	2,178	—	—	—	—	111	2,289
Short-term investments	117	291	1	—	—	—	409
Investments	871	79	19	620	1,629	6	3,224
Loans	3,735	84	53	67	47	14	4,000
Other assets	—	—	—	—	—	354	354
Total assets	6,901	454	73	687	1,676	485	10,276

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	750	750
Demand deposits	5,783	—	—	—	—	1,882	7,665
Term deposits	989	296	153	79	—	—	1,517
Other liabilities	—	—	—	—	—	227	227
Long-term debt	92	—	—	25	—	—	117
Total liabilities and shareholders' equity	6,864	296	153	104	—	2,859	10,276

Interest rate sensitivity gap	37	158	(80)	583	1,676	(2,374)	—
Cumulative interest rate sensitivity gap	37	195	115	698	2,374	—	—